UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Name:    John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
         Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maureen Milet
Title:   Vice President & Chief Compliance Officer-Investments
Phone:   (617) 572-0203


            Maureen Milet          Boston, MA          February 25, 2013
            -------------          -------------       -----------------
            [Signature]            [City, State]       [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       84

Form 13F Information Table Value Total:                  US $272,601 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name

1                                          Maritime Life Assurance Company

                                                                 Shares
                                               CUSIP    Value    or Prn    SH/ Put/  Investment  Other         VOTING AUTHORITY
Name of Issuer               Title of Class    Number (x$1000)   Amount    PRN Call  Discretion  Manager  SOLE     SHARED      NONE
ABER DIAMOND CORP            COM              002893105    357    17,800   SH        DEFINED     1              0    17,800     0
AGNICO EAGLE MINES, LTD.     COM              008474108    345    22,000   SH        DEFINED     1              0    22,000     0
ALCAN INC                    COM              013716105  1,715    30,000   SH        DEFINED     1              0    30,000     0
ALLIANCE ATLANTIS            COM              01853E207    225    12,500   SH        DEFINED     1              0    12,500     0
AMPEX CORP.                  COM              032092108     26   186,411   SH        SOLE                 186,411         0     0
BALLARD POWER SYSTEMS        COM              05858H104  1,330    26,800   SH        DEFINED     1              0    26,800     0
BANK OF MONTREAL             COM              077914109  2,499    69,600   SH        DEFINED     1              0    69,600     0
BELL CANADA INTL.            COM              077914109      9     6,800   SH        DEFINED     1              0     6,800     0
BIOMIRA                      COM              09161R106    113    17,000   SH        DEFINED     1              0    17,000     0
BOARDWALK EQUITIES           COM              096613104    123    10,600   SH        DEFINED     1              0    10,600     0
BRASCAN                      COM              10549P606  5,750   200,000   SH        DEFINED     1              0 5,750,000     0
BROOKFIELD PPTYS             COM              112900105    791    27,209   SH        DEFINED     1              0    27,209     0
BUDGET GROUP, INC.           COM              119003101  1,167 1,310,679   SH        SOLE               1,310,679         0     0
CANADIAN 88 ENERGY           COM              13566G509     78    43,500   SH        DEFINED     1              0    43,500     0
CANADIAN IMPERIAL BANK       COM              136069101 12,912   235,400   SH        DEFINED     1              0   235,400     0
CANADIAN PACIFIC RY          COM              13645T100  1,412    44,000   SH        DEFINED     1              0    44,000     0
CERTICOM CORP                COM              156915100     35    10,200   SH        DEFINED     1              0    10,200     0
CHC HELICOPTER CORP          COM              12541C203     78     4,400   SH        DEFINED     1              0     4,400     0
COGNICASE INC                COM              192423100    136    13,300   SH        DEFINED     1              0    13,300     0
COGNOS INC                   COM              19244C109  1,100    27,800   SH        DEFINED     1              0    27,800     0
COINSTAR INC.                COM              19259P300    834    35,000   SH        SOLE                  35,000         0     0
COREL CORP.                  COM              21868Q109     70    23,900   SH        DEFINED     1              0    23,900     0
COTT                         COM              22163N106    500    19,600   SH        DEFINED     1              0    19,600     0
CREO PRODUCTS                COM              13566G509    228    11,100   SH        DEFINED     1              0    11,100     0
CRYPTOLOGIC INC              COM              228906103     90     3,200   SH        DEFINED     1              0     3,200     0
CRYSTALLEX INTL CORP         COM              22942F101     63    22,700   SH        DEFINED     1              0    22,700     0
DECOMA INTL                  COM              13566G509    108     6,800   SH        DEFINED     1              0     6,800     0
DESCARTES SYSTEMS            COM              249906108    200    16,900   SH        DEFINED     1              0    16,900     0
DEVON ENERGY CORP            COM              25179M103  5,322    154747   SH        SOLE                 154,747         0     0
DOREL INDUSTRIES             COM              25822C205    256     8,000   SH        DEFINED     1              0     8,000     0
ECHO BAY MINES               COM              278751102     37    45,700   SH        DEFINED     1              0    45,700     0
ELI LILLY & CO.              COM              532457108    116     1,404   SH        SOLE                   1,404         0     0
ENBRIDGE INC.                COM              29250N105  9,084   209,300   SH        DEFINED     1              0   209,300     0
EVERGREEN RESOURCES          COM              299900308 77,466 2,006,375   SH        SOLE               2,006,375         0     0
EXFO-ELECTRO OPTIC           COM              302043104    144     7,600   SH        DEFINED     1              0     7,600     0
EXTENDICARE INC.             COM              30224T871    108    20,500   SH        DEFINED     1              0    20,500     0
FEDERATED DEPT STORES        COM              31410H101  1,315    35,547   SH        SOLE                  35,547         0     0
FEDERATED DEPT STORES        WARR CL D        31410H127    130     8,620   SH        SOLE                   8,620         0     0
FIRSTSERVICE CORP            COM              33761N109    198     4,400   SH        DEFINED     1              0     4,400     0
FORDING INC                  COM              345426100    490    17,300   SH        DEFINED     1              0    17,300     0
FOUR SEASONS HOTELS          SUB VTG SH       35100E104    568     7,606   SH        DEFINED     1              0     7,606     0
GLAMIS GOLD, LTD.            COM              376775102    156    27,100   SH        DEFINED     1              0    27,100     0
GOLDCORP INC                 COM              380956409    519    26,900   SH        DEFINED     1              0    26,900     0
GOLDEN STATE VINTNERS        COM              38121K208  1,802   658,695   SH        SOLE                 658,695         0     0
GSI LUMONICS                 COM              345426100    180    13,100   SH        DEFINED     1              0    13,100     0
GT GROUP TELECOM             COM              362359408     38    21,200   SH        DEFINED     1              0    21,200     0
HEMOSAOL                     COM              42369K102     98    13,300   SH        DEFINED     1              0    13,300     0
HUMMINGBIRD COMMUN           COM              44544R101    183     6,100   SH        DEFINED     1              0     6,100     0
HURRICANE HYDROCARBON        COM              44779E106    197    18,200   SH        DEFINED     1              0    18,200     0
ID BIOMEDICAL                COM              44936D108     66     9,700   SH        DEFINED     1              0     9,700     0
IMPERIAL OIL                 COM              453038408  2,526    57,000   SH        DEFINED     1              0    57,000     0
INTERTAPE PLYMR GRP          COM              460919103    117     9,100   SH        DEFINED     1              0     9,100     0
INTRAWEST CORP.              COM              460915200    292    13,600   SH        DEFINED     1              0    13,600     0
IPSCO INC.                   COM              462622101    235    13,300   SH        SOLE                  13,300         0     0
KINROSS GOLD                 COM              496902107    129   108,300   SH        DEFINED     1              0   108,300     0
K-SWISS, INC                 COM              482686102  6,428   200,000   SH        DEFINED     1              0   200,000     0
LEITCH                       COM              52543H107    114     9,700   SH        DEFINED     1              0     9,700     0
LIONS GATE INT               COM              535919203     50    13,800   SH        DEFINED     1              0    13,800     0
LODGENET ENTERTAINMENT       COM              540211109    746    160000   SH        SOLE                 160,000         0     0
LTV CORP                     COM              501921100      3    62,413   SH        SOLE                  62,413         0     0
MDC CORPORATION              COM              55267W309     27     5,300   SH        DEFINED     1              0     5,300     0
METHANEX                     COM              59151K108    317    28,100   SH        DEFINED     1              0    28,100     0
MOORE CORP, LTD              COM              615785102    422    28,800   SH        DEFINED     1              0    28,800     0
NABORS INDUSTRIES, INC.      COM              629568106 24,031   699,999   SH        SOLE                 699,999         0     0
NORANDA                      COM              655422103  1,950   130,000   SH        DEFINED     1              0   130,000     0
OPEN TEXT CORP.              COM              683715106    223     6,500   SH        DEFINED     1              0     6,500     0
PAN AMERICAN SILVER          COM              697900108     81    12,100   SH        DEFINED     1              0    12,100     0
PENNY J. C.                  COM              708160106    240     9,453   SH        SOLE                   9,453         0     0
PETRO CANADA                 COM              71644E101  1,205   113,000   SH        DEFINED     1              0   113,000     0
POTASH CORP OF SASK          COM              73755L107    273     2,800   SH        DEFINED     1              0     2,800     0
PREMDOR INC.                 COM              74046P105    327    16,600   SH        DEFINED     1              0    16,600     0
QLT PHOTOTHERAPEUT           COM              746927102    415    21,100   SH        DEFINED     1              0    21,100     0
QUEBECOR PRINTING            COM              748203106    506    14,100   SH        DEFINED     1              0    79,100     0
RESEARCH IN MOTION           COM              760975102    684    19,400   SH        DEFINED     1              0    19,400     0
ROYAL GROUP TECH             COM              779915107    720    24,500   SH        DEFINED     1              0    24,500     0
SIERRA WIRELESS              COM              826516106    159     5,300   SH        DEFINED     1          4,600     4,600     0
STEINWAY MUSICAL INST.       COM              858495104 26,083 1,543,553   SH        SOLE               1,543,553         0     0
SUIZA FOODS CORP.            COM              865077101 72,522 1,204,480   SH        SOLE               1,204,480         0     0
TESCO CORP.                  COM              88157K101    146    11,000   SH        DEFINED     1              0    11,000     0
TLC LASER EYE                COM              872934104    370    12,600   SH        DEFINED     1              0    12,600     0
VASOGEN                      COM              92232F103    110    15,000   SH        DEFINED     1              0    12,600     0
WESTAIM CORP                 COM              956909105    169    25,200   SH        DEFINED     1              0    22,300     0
WESTAIM CORP                 COM              950813105     92     1,900   SH        DEFINED     1              0    22,300     0
ZI CORPORATION               COM              988918108    129    12,100   SH        DEFINED     1              0    10,800     0